U.S. Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
U.S. Income Taxes [Abstract]
Schedule of deferred U.S. tax assets
	June 30,	December 31,
	2017	2016

U.S. federal net operating loss carry forwards	$6,529,000	$6,333,000
U.S. state and city net operating loss carry forwards, net of U.S. federal tax benefit	2,073,000	2,011,000
	8,602,000	8,344,000
Less: Valuation allowance	(8,602,000)	(8,344,000)
Total	$-	$-

	December 31,	December 31,
	2016	2015

U.S. federal net operating loss carry forwards	$6,333,000	$6,375,000
U.S. state and city net operating loss carry forwards, net of U.S. federal tax benefit	2,011,000	1,822,000
	8,344,000	8,197,000
Less: Valuation allowance	(8,344,000)	(8,197,000)
Total	$-	$-